Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost
As at January 1	$ 24,350,000	$ 21,842,000
Additions	6,073,000	4,327,000
Disposals	(394,000)	(260,000)
Exchange differences	1,680,000	(1,559,000)
As at December 31	31,709,000	24,350,000	$ 21,842,000
Accumulated depreciation
As at January 1	14,396,000	13,335,000
Depreciation	2,478,000	2,239,000	1,908,000
Disposals	(337,000)	(230,000)
Exchange differences	952,000	(948,000)
As at December 31	17,489,000	14,396,000	13,335,000
Net book value	14,220,000	9,954,000
Buildings
Cost
As at January 1	2,232,000	2,392,000
Exchange differences	140,000	(160,000)
As at December 31	2,372,000	2,232,000	2,392,000
Accumulated depreciation
As at January 1	971,000	932,000
Depreciation	105,000	106,000
Exchange differences	65,000	(67,000)
As at December 31	1,141,000	971,000	932,000
Net book value	1,231,000	1,261,000
Leasehold improvements
Cost
As at January 1	6,296,000	5,989,000
Additions	301,000	742,000
Disposals		(12,000)
Transfers	2,050,000
Exchange differences	410,000	(423,000)
As at December 31	9,057,000	6,296,000	5,989,000
Accumulated depreciation
As at January 1	4,249,000	3,549,000
Depreciation	763,000	977,000
Disposals		(12,000)
Exchange differences	284,000	(265,000)
As at December 31	5,296,000	4,249,000	3,549,000
Net book value	3,761,000	2,047,000
Plant and equipment
Cost
As at January 1	86,000	88,000
Additions	155,000
Transfers	2,321,000
Exchange differences	6,000	(2,000)
As at December 31	2,568,000	86,000	88,000
Accumulated depreciation
As at January 1	71,000	70,000
Depreciation	169,000	3,000
Transfers	255,000
Exchange differences	4,000	(2,000)
As at December 31	499,000	71,000	70,000
Net book value	2,069,000	15,000
Furniture and fixtures, other equipment and motor vehicles
Cost
As at January 1	13,976,000	12,806,000
Additions	1,374,000	1,453,000
Disposals	(394,000)	(248,000)
Transfers	(722,000)	886,000
Exchange differences	920,000	(921,000)
As at December 31	15,154,000	13,976,000	12,806,000
Accumulated depreciation
As at January 1	9,105,000	8,784,000
Depreciation	1,441,000	1,153,000
Disposals	(337,000)	(218,000)
Transfers	(255,000)
Exchange differences	599,000	(614,000)
As at December 31	10,553,000	9,105,000	8,784,000
Net book value	4,601,000	4,871,000
Construction in Progress
Cost
As at January 1	1,760,000	567,000
Additions	4,243,000	2,132,000
Transfers	(3,649,000)	(886,000)
Exchange differences	204,000	(53,000)
As at December 31	2,558,000	1,760,000	$ 567,000
Accumulated depreciation
Net book value	$ 2,558,000	$ 1,760,000